PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Government authorities	$ 600	$ 207
Hedging transaction assets	160	436
Prepaid expenses	3,644	1,502
Other current assets	326	151
Total prepaid expenses and other current assets	$ 4,730	$ 2,296